Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Preferred Stock

As of each balance sheet date, Preferred Stock consisted of the following:

	December 31, 2015
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A preferred stock	76,000,000	75,463,000	$75,378	$111,594	6,980,712
Series B preferred stock	34,057,398	29,391,769	36,914	37,798	2,718,888

	110,057,398	104,854,769	$112,292	$149,392	9,699,600

	December 31, 2014
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A preferred stock	81,760,000	75,463,000	$86,859	$105,809	20,944,249

	81,760,000	75,463,000	$86,859	$105,809	20,944,249